Document and Entity Information	0 Months Ended
Mar. 15, 2013
Risk/Return:
Document Type	497
Document Period End Date	Mar 15, 2013
Registrant Name	Academy Funds Trust
Central Index Key	0001415726
Amendment Flag	false
Document Creation Date	Mar 12, 2013
Document Effective Date	Mar 15, 2013
Prospectus Date	Dec 10, 2011
Innovator Matrix Income(R) Fund | Innovator Matrix Income(R) Fund | Class A
Risk/Return:
Trading Symbol	IMIFX

Innovator Matrix Income(R) Fund | Innovator Matrix Income(R) Fund
Innovator Matrix Income(R) Fund
Innovator Matrix Income® Fund

(the “Fund”)

Supplement to the Prospectus dated December 10, 2011

(the “Prospectus”)

The “Fees and Expenses” and “Example” sections on pages 1- 2 of the Prospectus are deleted and hereby replaced in their entirety with the information shown below. The Shareholder Fees remain unchanged. The Annual Fund Operating Expenses have been updated to reflect acquired fund fees and expenses (which reflect fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more investment companies, which includes open-end funds, closed-end funds and business development companies), as well as the financial information from the Fund’s Annual Report to Shareholders for the period ended December 31, 2012.  The Example also has been updated to reflect the revisions to the Fund’s Annual Fund Operating Expenses based on its performance as of the end of its fiscal year.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the Shareholder Information section of this prospectus on page 14 and in the Purchase and Redemption of Shares section in the Fund’s statement of additional information on page 23.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Innovator Matrix Income(R) Fund Class A
Maximum sales charge (load) imposed on purchases	5.75%
Maximum deferred sales charge (load)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees (applicable to shares sold within 90 days of purchase)	2.00%
Exchange fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Innovator Matrix Income(R) Fund Class A
Management fees		1.00%
Distribution and service (12b-1) fees		0.25%
Other expenses		0.43%
Acquired fund fees and expenses	[1]	1.04%
Total annual fund operating expenses	[1]	2.72%
(Less fees waived/expenses reimbursed)	[2]	(0.33%)
Total annual fund operating expenses after fee waivers and expense reimbursements		2.39%
[1]	The total annual fund operating expenses do not correlate to the ratios of expenses to average net assets given in the Fund's audited financial statements for the period ended December 31, 2012, which reflect the operating expenses of the Fund and do not include the acquired fund fees and expenses.
[2]	The Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any tax, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 1.35% of average daily net assets from December 10, 2012 through April 30, 2014. Pursuant to its expense limitation agreement with the Fund, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. These waivers and reimbursements may only be terminated by agreement of the Adviser and the Fund.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and reflects the Adviser's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Innovator Matrix Income(R) Fund Class A
1 year	803
3 years	1,341
5 years	1,904
10 years	3,428

* * * Please keep this supplement for future reference. This supplement is dated March 12, 2013.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001415726_SupplementTextBlock
Innovator Matrix Income® Fund

(the “Fund”)

Supplement to the Prospectus dated December 10, 2011

(the “Prospectus”)

The “Fees and Expenses” and “Example” sections on pages 1- 2 of the Prospectus are deleted and hereby replaced in their entirety with the information shown below. The Shareholder Fees remain unchanged. The Annual Fund Operating Expenses have been updated to reflect acquired fund fees and expenses (which reflect fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more investment companies, which includes open-end funds, closed-end funds and business development companies), as well as the financial information from the Fund’s Annual Report to Shareholders for the period ended December 31, 2012.  The Example also has been updated to reflect the revisions to the Fund’s Annual Fund Operating Expenses based on its performance as of the end of its fiscal year.

Risk/Return [Heading]	rr_RiskReturnHeading	Innovator Matrix Income(R) Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the Shareholder Information section of this prospectus on page 14 and in the Purchase and Redemption of Shares section in the Fund’s statement of additional information on page 23.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratios of expenses to average net assets given in the Fund's audited financial statements for the period ended December 31, 2012, which reflect the operating expenses of the Fund and do not include the acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and reflects the Adviser's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	* * * Please keep this supplement for future reference. This supplement is dated March 12, 2013.
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.04%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.72%	[1]
(Less fees waived/expenses reimbursed)	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	803
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,341
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,904
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,428

[1]	The total annual fund operating expenses do not correlate to the ratios of expenses to average net assets given in the Fund's audited financial statements for the period ended December 31, 2012, which reflect the operating expenses of the Fund and do not include the acquired fund fees and expenses.
[2]	The Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any tax, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 1.35% of average daily net assets from December 10, 2012 through April 30, 2014. Pursuant to its expense limitation agreement with the Fund, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. These waivers and reimbursements may only be terminated by agreement of the Adviser and the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 10, 2011